Related Parties Balances and Transactions - Schedule of Due to Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Mr. Yujun Xiao [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	$ 246,454	$ 443,027
Ms. Yinglai Wang [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties		425,411
Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	$ 246,454	$ 868,438